Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal statutory income tax rate				35.00%	35.00%	35.00%
Percentage of bonus depreciation allowance for qualifying expenditures incurred		50.00%		50.00%	50.00%	50.00%
Percentage of investment tax credit for qualifying expenditures to be incurred in 2019		30.00%		30.00%
Percentage of investment tax credit for qualifying expenditures to be incurred in 2020		26.00%		26.00%
Percentage of investment tax credit for qualifying expenditures to be incurred in 2021		22.00%		22.00%
Percentage of investment tax credit for qualifying expenditures to be incurred in 2022		10.00%		10.00%
Percentage of investment tax credit for qualifying expenditures to be incurred thereafter		10.00%		10.00%
Deferred income tax expense		$ (851)		$ (851)
Provision for current income taxes				(27)	$ (70)	$ 51
Benefit for deferred income taxes					96
Decrease in unrecognized tax benefits due to settlement				23	8	5
Unrecognized tax benefits that would impact effective tax rate		31		31	45	69
Decrease in accumulated deferred income tax liability		3,100		3,100
Increase in regulatory liabilities				4,200
Increase in deferred tax asset				1,100
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				$ (9)	$ (18)	$ (6)
Virginia Electric and Power Company
Income Taxes [Line Items]
Federal statutory income tax rate				35.00%	35.00%	35.00%
Deferred income tax expense		(93)		$ (93)
Provision for current income taxes				505	$ 258	$ 408
Decrease in unrecognized tax benefits due to settlement	$ 8			8
Unrecognized tax benefits that would impact effective tax rate	2	3		3	9	$ 8
Interest income	$ 11
Decrease in accumulated deferred income tax liability		1,900		1,900
Increase in regulatory liabilities				2,600
Increase in deferred tax asset				700
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				$ (6)	$ 1
Dominion Energy Gas Holdings, LLC
Income Taxes [Line Items]
Federal statutory income tax rate				35.00%	35.00%	35.00%
Deferred income tax expense		(197)		$ (197)
Provision for current income taxes				24	$ (23)	$ 120
Decrease in unrecognized tax benefits due to settlement				7	4
Unrecognized tax benefits that would impact effective tax rate					5	19
Decrease in accumulated deferred income tax liability		800		800
Increase in regulatory liabilities				1,000
Increase in deferred tax asset				200
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				(5)	(11)
Maximum
Income Taxes [Line Items]
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations		13		13
Amount that earnings could potentially increase if changes were to occur				12
Maximum | Virginia Electric and Power Company
Income Taxes [Line Items]
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits						1
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations		2		2
Amount that earnings could potentially increase if changes were to occur				2
Maximum | Dominion Energy Gas Holdings, LLC
Income Taxes [Line Items]
Unrecognized tax benefits that would impact effective tax rate		1		1
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits						1
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations		$ 1		1
Amount that earnings could potentially increase if changes were to occur				$ 1
Scenario, Forecast
Income Taxes [Line Items]
Federal statutory income tax rate			21.00%
Federal
Income Taxes [Line Items]
Federal tax credits					129
Realizable domestic production activities deduction					17
Federal | Dominion Midstream Partners, LP | Questar Pipeline, LLC | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Taxes [Line Items]
Provision for current income taxes					$ 212
Federal | IRS
Income Taxes [Line Items]
Benefit related to carryback recognized						$ 20
Tax year under ongoing examination				2017